Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Potentially Dilutive Shares of Common Stock	Because ARCA reported a net loss for the three months ended March 31, 2024 and 2023, all potentially dilutive shares of ARCA common stock have been excluded from the computation of the dilutive net loss per share for all periods presented. Such potentially dilutive shares of ARCA common stock consist of the following:
	March 31,
	2024	2023
Potentially dilutive securities, excluded:
Outstanding stock options	645,845	664,857
Unvested restricted stock units	—	91,000
	645,845	755,857
Because ARCA reported a net loss for the years ended December 31, 2023 and 2022, all potentially dilutive shares of ARCA common stock have been excluded from the computation of the dilutive net loss per share for all periods presented. Such potentially dilutive shares of ARCA common stock consist of the following:
	Years Ended December 31,
	2023	2022
Potentially dilutive securities, excluded:
Outstanding stock options	616,707	704,960
Unvested restricted stock units	—	91,000
	616,707	795,960